920 MASSACHUSETTS AVENUE, NW SUITE 900 WASHINGTON, DC 20001 PHONE: 202.508.3400 FAX: 202.508.3402
www.bakerdonelson.com

Terrence O. Davis, Shareholder
Direct Dial: 202.654.4514
Direct Fax: 202.508.3402
E-Mail Address: todavis@bakerdonelson.com

February 6, 2014

VIA EDGAR

Securities & Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

Re:           Starboard Investment Trust, File Nos. 333-159484 and 811-22298

Dear Sir/Madam:

On behalf of Starboard Investment Trust, a registered open-end investment company (the "Trust"), we submit with this letter, via electronic filing, a preliminary proxy statement on behalf of Caritas All-Cap Growth Fund (to be designated as the Goodwood SMID Cap Discovery Fund), a series of the Trust (the "Fund").  The primary purpose of the proxy statement is to solicit shareholder approval of an Investment Advisory Agreement between the Fund and Goodwood Advisors, LLC ("Goodwood").  Goodwood presently is acting as the investment adviser to the Fund pursuant to the terms of an interim investment advisory agreement.

If you have any questions or comments, please contact Terrence Davis at 202.654.4614.

Sincerely,

/s/ Terrence Davis
Terrence Davis